Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus ETF Trust II
Entity Central Index Key	0001648403
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000248117
Shareholder Report [Line Items]
Fund Name	Virtus AlphaSimplex Managed Futures ETF
Class Name	Virtus AlphaSimplex Managed Futures ETF
Trading Symbol	ASMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus AlphaSimplex Managed Futures ETF ("Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus AlphaSimplex Managed Futures ETF	$76	0.80%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Commentary by AlphaSimplex Group, LLC

For the fiscal year ended July 31, 2025, the Fund at NAV returned -10.15%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 15.67%, and the ICE BofA US Treasury Bill 3 Month Index, which serves as the style-specific index, returned 4.57%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 5/15/24
Virtus AlphaSimplex Managed Futures ETF - NAV	-10.15	-7.89
FT Wilshire 5000 Index	15.67	16.64
ICE BofA US Treasury Bill 3 Month Index	4.57	4.72

Performance Inception Date	May 15, 2024
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 16,137,442
Holdings Count | Holding	0
Advisory Fees Paid, Amount	$ 115,350
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2025)

Fund net assets	$16,137,442
Total number of portfolio holdings	0
Total advisory fees paid	$115,350
Portfolio turnover rate	0%

Holdings [Text Block]

% RISK ALLOCATION (includes futures contracts)

Commodities	37
Currencies	23
Equities	27
Fixed Income	13

Material Fund Change [Text Block]

Material Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2025, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

On January 1, 2025, Virtus Alternative Investment Advisers, LLC (“VAIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VAIA. Both VAIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund’s subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	On January 1, 2025, Virtus Alternative Investment Advisers, LLC (“VAIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VAIA. Both VAIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund’s subadviser or the portfolio managers managing the Fund.
Updated Prospectus Phone Number	1-888-383-0553.
Updated Prospectus Web Address	https://www.virtus.com/investor-resources/etf-documents
C000228821
Shareholder Report [Line Items]
Fund Name	Virtus Duff & Phelps Clean Energy ETF
Class Name	Virtus Duff & Phelps Clean Energy ETF
Trading Symbol	VCLN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Duff & Phelps Clean Energy ETF ("Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Clean Energy ETF	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

Commentary by Duff & Phelps Investment Management Co.

For the fiscal year ended July 31, 2025, the Fund at NAV returned 10.64%. For the same period, the S&P Global Broad Market Index (net), a broad-based securities market index, returned 15.04%, and the S&P Global Clean Energy Transition Index (net), which serves as the style-specific index, returned -2.92%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 8/3/21
Virtus Duff & Phelps Clean Energy ETF - NAV	10.64	-4.58
S&P Global Broad Market Index (net)	15.04	7.18
S&P Global Clean Energy Transition Index (net)	-2.92	-11.37

Performance Inception Date	Aug. 03, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 7,138,334
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 32,950
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2025)

Fund net assets	$7,138,334
Total number of portfolio holdings	43
Total advisory fees paid	$32,950
Portfolio turnover rate	69%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Utilities	46.5%
Industrials	31.1%
Information Technology	17.2%
Energy	3.6%
Materials	1.6%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2025.

Material Fund Change [Text Block]

Material Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2025, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Updated Prospectus Phone Number	1-888-383-0553.
Updated Prospectus Web Address	https://www.virtus.com/investor-resources/etf-documents
C000254229
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap ETF
Class Name	Virtus KAR Mid-Cap ETF
Trading Symbol	KMID
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Mid-Cap ETF ("Fund") for the period of October 15, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap ETF	$63Footnote Reference(a)	0.80%
Footnote	Description
Footnote(a)	Based on the period October 15, 2024 (commencement of operations) through July 31, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Expenses Paid, Amount	$ 63	[1]
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC

For the period October 15, 2024 (inception) to July 31, 2025, the Fund at NAV returned -1.68%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 9.74%, and the Russell Midcap® Index, which serves as the style-specific index, returned 6.16%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	Since Inception 10/15/24
Virtus KAR Mid-Cap ETF - NAV	-1.68
FT Wilshire 5000 Index	9.74
Russell Midcap® Index	6.16

Performance Inception Date	Oct. 15, 2024
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 29,483,633
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 125,418
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2025)

Fund net assets	$29,483,633
Total number of portfolio holdings	26
Total advisory fees paid	$125,418
Portfolio turnover rate	10%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Industrials	49.5%
Information Technology	16.3%
Financials	12.4%
Consumer Discretionary	12.1%
Health Care	9.7%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2025.

Material Fund Change [Text Block]

Material Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2025, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Updated Prospectus Phone Number	1-888-383-0553.
Updated Prospectus Web Address	https://www.virtus.com/investor-resources/etf-documents
C000224134
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet ABS/MBS ETF
Class Name	Virtus Newfleet ABS/MBS ETF
Trading Symbol	VABS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet ABS/MBS ETF ("Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet ABS/MBS ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

Commentary by Newfleet Asset Management

For the fiscal year ended July 31, 2025, the Fund at NAV returned 6.43%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 3.38%, and the ICE BofA 1-3 Year A-BBB US Corporate Index, which serves as the style-specific index, returned 5.48%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 2/9/21
Virtus Newfleet ABS/MBS ETF - NAV	6.43	3.02
Bloomberg U.S. Aggregate Bond Index	3.38	-0.94
ICE BofA 1-3 Year A-BBB US Corporate Index	5.48	2.21

Performance Inception Date	Feb. 09, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 52,537,407
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 120,688
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2025)

Fund net assets	$52,537,407
Total number of portfolio holdings	118
Total advisory fees paid	$120,688
Portfolio turnover rate	70%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Asset Backed Securities	59.8%
Mortgage Backed Securities	39.7%
Corporate Bond	0.5%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2025.

Material Fund Change [Text Block]

Material Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2025, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Updated Prospectus Phone Number	1-888-383-0553.
Updated Prospectus Web Address	https://www.virtus.com/investor-resources/etf-documents
C000246126
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Short Duration Core Plus Bond ETF
Class Name	Virtus Newfleet Short Duration Core Plus Bond ETF
Trading Symbol	SDCP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Short Duration Core Plus Bond ETF ("Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration Core Plus Bond ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

Commentary by Newfleet Asset Management

For the fiscal year ended July 31, 2025, the Fund at NAV returned 5.57%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 3.38%, and the ICE BofA 1-5 Year Corporate & Government Bond Index, which serves as the style-specific index, returned 4.79%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 11/15/23
Virtus Newfleet Short Duration Core Plus Bond ETF - NAV	5.57	6.77
Bloomberg U.S. Aggregate Bond Index	3.38	6.32
ICE BofA 1-5 Year Corporate & Government Bond Index	4.79	5.79

Performance Inception Date	Nov. 15, 2023
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 11,647,423
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 38,568
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2025)

Fund net assets	$11,647,423
Total number of portfolio holdings	262
Total advisory fees paid	$38,568
Portfolio turnover rate	46%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Asset Backed Securities	33.4%
Mortgage Backed Securities	30.8%
Corporate Bonds	23.6%
U.S. Government Securities	7.7%
Foreign Bonds	4.5%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2025.

Material Fund Change [Text Block]

Material Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2025, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund

Material Fund Change Adviser [Text Block]	On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund
Updated Prospectus Phone Number	1-888-383-0553.
Updated Prospectus Web Address	https://www.virtus.com/investor-resources/etf-documents
C000162265
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Short Duration High Yield Bond ETF
Class Name	Virtus Newfleet Short Duration High Yield Bond ETF
Trading Symbol	VSHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Newfleet Short Duration High Yield Bond ETF ("Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Short Duration High Yield Bond ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

Commentary by Newfleet Asset Management

For the fiscal year ended July 31, 2025, the Fund at NAV returned 7.28%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 3.38%, and the ICE BofA 1-3Y BB US Cash Pay High Yield Index, a style-specific index, returned 6.80%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 12/5/16
Virtus Newfleet Short Duration High Yield Bond ETF - NAV	7.28	4.77	3.99
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.64
ICE BofA 1-3Y BB US Cash Pay High Yield Index	6.80	4.62	4.52

Performance Inception Date	Dec. 05, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 30,648,036
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 68,037
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2025)

Fund net assets	$30,648,036
Total number of portfolio holdings	135
Total advisory fees paid	$68,037
Portfolio turnover rate	71%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Corporate Bonds	79.7%
Foreign Bonds	16.7%
Money Market Fund	3.6%
Term LoanFootnote Reference(2)	0.0%
Common StockFootnote Reference(2)	0.0%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2025.
Footnote(2)	Amount rounds to less than 0.05%.

Material Fund Change [Text Block]

Material Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2025, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

 On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Updated Prospectus Phone Number	1-888-383-0553.
Updated Prospectus Web Address	https://www.virtus.com/investor-resources/etf-documents
C000255321
Shareholder Report [Line Items]
Fund Name	Virtus Seix AAA Private Credit CLO ETF
Class Name	Virtus Seix AAA Private Credit CLO ETF
Trading Symbol	PCLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix AAA Private Credit CLO ETF ("Fund") for the period of December 2, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix AAA Private Credit CLO ETF	$19Footnote Reference(a)	0.29%
Footnote	Description
Footnote(a)	Based on the period December 2, 2024 (commencement of operations) through July 31, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.

Expenses Paid, Amount	$ 19	[2]
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

Portfolio Manager Commentary by Seix Investment Advisors

For the period December 2, 2024 (inception) to July 31, 2025, the Fund at NAV returned 3.51%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 1.98%, and the J.P. Morgan CLOIE AAA Index, which serves as the style-specific index, returned 3.66%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	Since Inception 12/2/24
Virtus Seix AAA Private Credit CLO ETF - NAV	3.51
Bloomberg U.S. Aggregate Bond Index	1.98
J.P. Morgan CLOIE AAA Index	3.66

Performance Inception Date	Dec. 02, 2024
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 18,708,387
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 34,013
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2025)

Fund net assets	$18,708,387
Total number of portfolio holdings	25
Total advisory fees paid	$34,013
Portfolio turnover rate	87%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Asset Backed Securities	95.7%
Term Loan	4.3%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2025.

Material Fund Change [Text Block]

Material Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2025, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Updated Prospectus Phone Number	1-888-383-0553.
Updated Prospectus Web Address	https://www.virtus.com/investor-resources/etf-documents
C000209678
Shareholder Report [Line Items]
Fund Name	Virtus Seix Senior Loan ETF
Class Name	Virtus Seix Senior Loan ETF
Trading Symbol	SEIX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Seix Senior Loan ETF ("Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Senior Loan ETF	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

Commentary by Seix Investment Advisors

For the fiscal year ended July 31, 2025, the Fund at NAV returned 6.70%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 3.38%, and the S&P UBS Leveraged Loan Index, which serves as the style-specific index, returned 7.60%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	Since Inception 4/24/19
Virtus Seix Senior Loan ETF - NAV	6.70	6.09	5.35
Bloomberg U.S. Aggregate Bond Index	3.38	-1.07	1.22
S&P UBS Leveraged Loan Index	7.60	7.17	5.63

Performance Inception Date	Apr. 24, 2019
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 310,531,786
Holdings Count | Holding	315
Advisory Fees Paid, Amount	$ 1,548,322
InvestmentCompanyPortfolioTurnover	256.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2025)

Fund net assets	$310,531,786
Total number of portfolio holdings	315
Total advisory fees paid	$1,548,322
Portfolio turnover rate	256%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Term Loans	97.7%
Corporate Bonds	1.6%
Asset Backed Securities	0.7%
Common StocksFootnote Reference(2)	0.0%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2025.
Footnote(2)	Amount rounds to less than 0.05%.

Material Fund Change [Text Block]

Material Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2025, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Updated Prospectus Phone Number	1-888-383-0553.
Updated Prospectus Web Address	https://www.virtus.com/investor-resources/etf-documents
C000239036
Shareholder Report [Line Items]
Fund Name	Virtus Stone Harbor Emerging Markets High Yield Bond ETF
Class Name	Virtus Stone Harbor Emerging Markets High Yield Bond ETF
Trading Symbol	VEMY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Stone Harbor Emerging Markets High Yield Bond ETF ("Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor Emerging Markets High Yield Bond ETF	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

Commentary by Stone Harbor Investment Partners

For the fiscal year ended July 31, 2025, the Fund at NAV returned 12.60%. For the same period, the Bloomberg Emerging Markets USD Aggregate Bond Index, a broad-based securities market index, returned 8.42%, and the J.P. Morgan Hard Currency Credit 50-50 High Yield Index, which serves as the style-specific index, returned 11.62%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 12/12/22
Virtus Stone Harbor Emerging Markets High Yield Bond ETF - NAV	12.60	13.44
Bloomberg Emerging Markets USD Aggregate Bond Index	8.42	8.00
J.P. Morgan Hard Currency Credit 50-50 High Yield Index	11.62	12.52

Performance Inception Date	Dec. 12, 2022
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 15,050,987
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 66,187
InvestmentCompanyPortfolioTurnover	107.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2025)

Fund net assets	$15,050,987
Total number of portfolio holdings	162
Total advisory fees paid	$66,187
Portfolio turnover rate	107%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Foreign Bonds	100.0%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2025.

Material Fund Change [Text Block]

Material Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2025, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Updated Prospectus Phone Number	1-888-383-0553.
Updated Prospectus Web Address	https://www.virtus.com/investor-resources/etf-documents
C000222917
Shareholder Report [Line Items]
Fund Name	Virtus Terranova U.S. Quality Momentum ETF
Class Name	Virtus Terranova U.S. Quality Momentum ETF
Trading Symbol	JOET
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Terranova U.S. Quality Momentum ETF ("Fund") for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Terranova U.S. Quality Momentum ETF	$32	0.29%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

Commentary by Virtus ETF Advisers LLC

For the fiscal year ended July 31, 2025, the Fund at NAV returned 19.20%. For the same period, the S&P 500® Index, a broad-based securities market index, returned 16.33%, and the Terranova U.S. Quality Momentum Index, which serves as the style-specific index, returned 19.70%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURNS	1 Year	Since Inception 11/17/20
Virtus Terranova U.S. Quality Momentum ETF - NAV	19.20	12.11
S&P 500® Index	16.33	14.41
Terranova U.S. Quality Momentum Index	19.70	12.55

Performance Inception Date	Nov. 17, 2020
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 207,438,554
Holdings Count | Holding	125
Advisory Fees Paid, Amount	$ 449,873
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2025)

Fund net assets	$207,438,554
Total number of portfolio holdings	125
Total advisory fees paid	$449,873
Portfolio turnover rate	117%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Financials	35.2%
Information Technology	18.4%
Industrials	16.7%
Consumer Discretionary	7.9%
Health Care	6.4%
Communication Services	5.6%
Utilities	2.5%
Real Estate	2.5%
Consumer Staples	2.4%
Energy	1.6%
Materials	0.8%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2025.

Material Fund Change [Text Block]

Material Changes to the Fund

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 28, 2025, at https://www.virtus.com/investor-resources/etf-documents or upon special request at 1-888-383-0553.

On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.

Material Fund Change Adviser [Text Block]	On January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) replaced Virtus ETF Advisers LLC (“VEA”) as the investment adviser to the Fund. As a result, also on January 1, 2025, VEA’s rights and obligations under the investment advisory and subadvisory agreements for the Trust transferred to, and were assumed by, VIA. Both VIA and VEA are wholly owned indirect subsidiaries of Virtus Investment Partners, Inc. No changes were made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund's subadviser or the portfolio managers managing the Fund.
Updated Prospectus Phone Number	1-888-383-0553.
Updated Prospectus Web Address	https://www.virtus.com/investor-resources/etf-documents

[1]	Based on the period October 15, 2024 (commencement of operations) through July 31, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.
[2]	Based on the period December 2, 2024 (commencement of operations) through July 31, 2025. Expenses would have been higher if the Fund had been in existence for the full reporting period.